Employee benefits (Details 14) - Employee benefit obligations [Member] - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	10.25%	10.50%	9.25%
Rate of compensation increase	4.50%	4.50%	4.50%